UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-7561

Name of Fund:  Merrill Lynch Global Value Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch Global Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011


Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments


Merrill Lynch Global Value Fund, Inc.

Schedule of Investments as of September 30, 2005                                                                (in U.S. dollars)

Africa              Industry                    Shares Held  Common Stocks                                              Value
South               Diversified                     110,000  Telkom SA Ltd.                                       $     2,182,456
Africa - 0.7%       Telecommunication
                    Services - 0.3%

                    Wireless Telecommunication      300,000  MTN Group Ltd.                                             2,486,276
                    Services - 0.4%

                                                             Total Common Stocks in Africa - 0.7%                       4,668,732



Europe


Belgium - 0.1%      Diversified Financial            17,600  Fortis                                                       512,024
                    Services - 0.1%

                                                             Total Common Stocks in Belgium                               512,024


Denmark - 0.2%      Commercial Banks - 0.2%          36,400  Danske Bank A/S                                            1,117,340

                                                             Total Common Stocks in Denmark                             1,117,340

Finland - 0.1%      Electronic Equipment &           90,000  Perlos Oyj                                                   770,409
                    Instruments - 0.1%

                                                             Total Common Stocks in Finland                               770,409


France - 1.8%       Automobiles - 0.3%               18,600  Renault SA                                                 1,767,093

                    Chemicals - 0.2%                  9,000  Air Liquide                                                1,660,176

                    Construction Materials - 0.1%     5,000  Lafarge SA                                                   441,267

                    Diversified Telecommunication    40,000  France Telecom SA                                          1,151,634
                    Services - 0.2%

                    Food & Staples                   16,400  Carrefour SA                                                 756,896
                    Retailing - 0.1%

                    Media - 0.1%                      6,400  Publicis Groupe                                              204,323
                                                     26,500  Vivendi Universal SA                                         867,753
                                                                                                                  ---------------
                                                                                                                        1,072,076

                    Multiline Retail - 0.1%           3,700  Pinault-Printemps-Redoute                                    389,436

                    Personal Products - 0.1%         11,900  L'Oreal SA                                                   924,677

                    Pharmaceuticals - 0.4%           31,000  Sanofi-Aventis                                             2,569,536

                    Textiles, Apparel & Luxury       12,200  LVMH Moet Hennessy Louis Vuitton SA                        1,009,030
                    Goods - 0.2%

                                                             Total Common Stocks in France                             11,741,821


Germany - 0.8%      Chemicals - 0.2%                 13,200  BASF AG                                                      994,659
                                                     17,800  Bayer AG                                                     654,331
                                                                                                                  ---------------
                                                                                                                        1,648,990

                    Food & Staples                   45,000  Metro AG                                                   2,222,792
                    Retailing - 0.3%

                    Insurance - 0.3%                 49,600  Hannover Rueckversicherung AG Registered Shares            1,722,243
                                                     42,600  Jardine Lloyd Thompson Group Plc                             322,933
                                                                                                                  ---------------
                                                                                                                        2,045,176

                    Pharmaceuticals - 0.0%            3,500  Altana AG                                                    196,557

                                                             Total Common Stocks in Germany                             6,113,515


Ireland - 0.1%      Commercial Banks - 0.1%          31,100  Allied Irish Banks Plc                                       663,673
                                                     24,600  Anglo Irish Bank Corp. Plc                                   335,146
                                                                                                                  ---------------
                                                                                                                          998,819

                    Construction Materials - 0.0%     7,000  CRH Plc                                                      190,311

                                                             Total Common Stocks in Ireland                             1,189,130


Netherlands - 1.6%  Air Freight &                   238,300  TNT NV                                                     5,938,610
                    Logistics - 0.9%

                    Chemicals - 0.1%                  9,386  Akzo Nobel NV                                                410,439

                    Diversified Financial             6,900  ING Groep NV CVA                                             206,144
                    Services - 0.0%

                    Food Products - 0.4%             37,400  Unilever NV                                                2,667,145

                    Household Durables - 0.1%        30,300  Koninklijke Philips Electronics NV                           807,703

                    Media - 0.1%                     34,000  Reed Elsevier NV                                             470,588

                                                             Total Common Stocks in the Netherlands                    10,500,629


Norway - 3.1%       Construction &                  105,000  Aker Kvaerner ASA (a)                                      6,212,161
                    Engineering - 0.9%

                    Diversified                     567,400  Telenor ASA                                                5,087,580
                    Telecommunication
                    Services - 0.8%

                    Energy Equipment &               44,000  Fred. Olsen Energy ASA (a)(e)                              1,396,012
                    Services - 0.2%

                    Oil, Gas & Consumable            23,000  Norsk Hydro ASA                                            2,584,032
                    Fuels - 1.2%                    200,000  Statoil ASA                                                4,981,377
                                                                                                                  ---------------
                                                                                                                        7,565,409

                                                             Total Common Stocks in Norway                             20,261,162


Russia - 0.2%       Wireless Telecommunication       30,000  AO VimpelCom (ADR) (a)(b)                                  1,333,200
                    Services - 0.2%

                                                             Total Common Stocks in Russia                              1,333,200


Sweden - 0.1%       Specialty Retail - 0.1%          16,000  Hennes & Mauritz AB B Shares                                 572,349

                                                             Total Common Stocks in Sweden                                572,349


Switzerland - 2.9%  Food Products - 1.3%             28,300  Nestle SA Registered Shares                                8,319,333

                    Machinery - 0.4%                  6,000  Schindler Holding AG Participation Certificates            2,340,896

                    Pharmaceuticals - 1.1%           82,000  Novartis AG Registered Shares                              4,175,528
                                                     24,000  Roche Holding AG                                           3,347,062
                                                                                                                  ---------------
                                                                                                                        7,522,590

                    Textiles, Apparel & Luxury       12,100  Compagnie Financiere Richemont AG                            480,997
                    Goods - 0.1%

                                                             Total Common Stocks in Switzerland                        18,663,816


Turkey - 0.4%       Commercial Banks - 0.1%         145,897  Akbank T.A.S.                                                970,299

                    Wireless Telecommunication      150,471  Turkcell Iletisim Hizmet AS (b)                            2,053,929
                    Services - 0.3%

                                                             Total Common Stocks in Turkey                              3,024,228


United              Aerospace & Defense - 0.3%      700,000  Cobham Plc                                                 1,959,718
Kingdom - 7.3%

                    Beverages - 0.7%                317,000  Diageo Plc                                                 4,570,552

                    Capital Markets - 0.0%           26,500  ICAP Plc                                                     171,585

                    Commercial Banks - 0.3%         207,800  Lloyds TSB Group Plc                                       1,716,778
                                                     46,900  London Scottish Bank Plc                                      66,584
                                                                                                                  ---------------
                                                                                                                        1,783,362

                    Communications                1,200,000  Spirent Plc (a)                                            1,093,302
                    Equipment - 0.2%

                    Construction &                  550,000  Amec Plc                                                   3,541,733
                    Engineering - 0.5%

                    Consumer Finance - 0.2%         114,200  Provident Financial Plc                                    1,266,734

                    Food & Staples                  186,400  Tesco Plc                                                  1,020,606
                    Retailing - 0.2%

                    Food Products - 0.4%            134,000  Cadbury Schweppes Plc                                      1,355,978
                                                     99,477  Unilever Plc                                               1,041,828
                                                                                                                  ---------------
                                                                                                                        2,397,806

                    Hotels, Restaurants &            21,000  Intercontinental Hotels Group Plc                            266,373
                    Leisure - 0.0%

                    IT Services - 0.3%              650,000  LogicaCMG Plc                                              2,023,847

                    Media - 0.1%                     19,146  Pearson Plc                                                  223,211
                                                     54,800  WPP Group Plc                                                559,382
                                                                                                                  ---------------
                                                                                                                          782,593

                    Metals & Mining - 0.7%           34,700  Anglo American Plc                                         1,037,452
                                                    160,000  BHP Billiton Plc                                           2,592,789
                                                     28,000  Rio Tinto Plc Registered Shares                            1,148,215
                                                                                                                  ---------------
                                                                                                                        4,778,456

                    Pharmaceuticals - 1.3%           53,200  AstraZeneca Plc                                            2,479,956
                                                    161,000  GlaxoSmithKline Plc                                        4,107,172
                                                    191,200  Shire Pharmaceuticals Plc                                  2,332,244
                                                                                                                  ---------------
                                                                                                                        8,919,372

                    Thrifts & Mortgage              543,800  Kensington Group Plc                                       6,330,191
                    Finance - 1.1%                   44,500  Northern Rock Plc                                            657,352
                                                                                                                  ---------------
                                                                                                                        6,987,543

                    Wireless Telecommunication    2,474,800  Vodafone Group Plc                                         6,457,789
                    Services - 1.0%

                                                             Total Common Stocks in the United Kingdom                 48,021,371

                                                             Total Common Stocks in Europe - 18.7%                    123,820,994



Latin America


Brazil - 1.2%       Diversified                     130,137  Tele Norte Leste Participacoes SA                          2,963,983
                    Telecommunication
                    Services - 0.4%

                    Metals & Mining - 0.1%            9,000  Companhia Vale do Rio Doce (Common Shares) (b)               394,740

                    Oil, Gas & Consumable            75,000  Petroleo Brasileiro SA (b)                                 4,781,250
                    Fuels - 0.7%

                                                             Total Common Stocks in Latin America - 1.2%                8,139,973



Middle East


Egypt - 0.2%        Commercial Banks - 0.0%          20,000  Commercial International Bank                                208,299


                    Wireless Telecommunication       25,000  Orascom Telecom Holding SAE (b)                            1,172,500
                    Services - 0.2%

                                                             Total Common Stocks in Egypt                               1,380,799


Israel - 0.2%       Communications                   60,000  RADWARE Ltd. (a)                                           1,143,000
                    Equipment - 0.2%

                                                             Total Common Stocks in Israel                              1,143,000

                                                             Total Common Stocks in the Middle East - 0.4%              2,523,799


North America

Canada - 4.1%       IT Services - 0.4%              350,000  CGI Group, Inc. (a)                                        2,563,329

                    Oil, Gas & Consumable           125,000  Canadian Natural Resources Ltd.                            5,654,403
                    Fuels - 3.7%                     45,000  Canadian Oil Sands Trust                                   4,980,398
                                                    115,000  EnCana Corp.                                               6,723,031
                                                    160,600  Petro-Canada                                               6,733,410
                                                                                                                  ---------------
                                                                                                                       24,091,242

                                                             Total Common Stocks in Canada                             26,654,571


United              Air Freight &                    39,900  United Parcel Service, Inc. Class B                   $    2,758,287
States - 49.3%      Logistics - 0.4%

                    Automobiles - 0.0%                7,200  Thor Industries, Inc.                                        244,800

                    Beverages - 0.7%                 56,200  The Coca-Cola Co.                                          2,427,278
                                                     39,300  PepsiCo, Inc.                                              2,228,703
                                                                                                                  ---------------
                                                                                                                        4,655,981

                    Biotechnology - 0.8%             31,900  Amgen, Inc. (a)                                            2,541,473
                                                     14,700  Biogen Idec, Inc. (a)                                        580,356
                                                     23,800  Genentech, Inc. (a)(e)                                     2,004,198
                                                                                                                  ---------------
                                                                                                                        5,126,027

                    Capital Markets - 0.4%           36,900  Affiliated Managers Group (a)                              2,672,298

                    Chemicals - 0.1%                 21,700  The Dow Chemical Co.                                         904,239

                    Commercial Banks - 0.0%           2,300  Hudson United Bancorp                                         97,359

                    Commercial Services &            12,800  Cendant Corp.                                                264,192
                    Supplies - 0.0%

                    Communications                  690,000  Avaya, Inc. (a)                                            7,107,000
                    Equipment - 4.3%                 21,000  Cisco Systems, Inc. (a)                                      376,530
                                                    245,200  Corning, Inc. (a)                                          4,739,716
                                                  1,061,900  Foundry Networks, Inc. (a)                                13,486,130
                                                    720,000  Lucent Technologies, Inc. (a)(e)                           2,340,000
                                                                                                                  ---------------
                                                                                                                       28,049,376

                    Computers &                     275,800  Adaptec, Inc. (a)                                          1,056,314
                    Peripherals - 1.7%                9,000  Avid Technology, Inc. (a)                                    372,600
                                                    580,000  EMC Corp. (a)                                              7,505,200
                                                     13,600  Hewlett-Packard Co.                                          397,120
                                                    300,000  Sun Microsystems, Inc. (a)                                 1,176,000
                                                                                                                  ---------------
                                                                                                                       10,507,234

                    Construction &                   90,000  McDermott International, Inc. (a)                          3,294,900
                    Engineering - 0.5%

                    Consumer Finance - 0.3%          25,100  Capital One Financial Corp. (e)                            1,995,952

                    Diversified Consumer             28,200  Weight Watchers International, Inc. (a)                    1,454,556
                    Services - 0.2%

                    Electric Utilities - 0.3%        27,000  Exelon Corp.                                               1,442,880
                                                     13,800  PPL Corp.                                                    446,154
                                                                                                                  ---------------
                                                                                                                        1,889,034

                    Electronic Equipment &           85,000  AVX Corp.                                                  1,082,900
                    Instruments - 0.4%              250,000  Sanmina-SCI Corp. (a)                                      1,072,500
                                                                                                                  ---------------
                                                                                                                        2,155,400

                    Energy Equipment &               92,200  BJ Services Co. (e)                                        3,318,278
                    Services - 3.0%                 122,400  Cooper Cameron Corp. (a)(e)                                9,049,032
                                                     52,000  National Oilwell Varco, Inc. (a)(e)                        3,421,600
                                                     60,000  Noble Corp. (e)                                            4,107,600
                                                                                                                  ---------------
                                                                                                                       19,896,510

                    Food & Staples                   74,000  Wal-Mart Stores, Inc.                                      3,242,680
                    Retailing - 0.7%                 24,800  Walgreen Co.                                               1,077,560
                                                                                                                  ---------------
                                                                                                                        4,320,240

                    Food Products - 1.0%             27,000  Archer-Daniels-Midland Co.                                   665,820
                                                      9,200  Campbell Soup Co.                                            273,700
                                                     68,900  Dean Foods Co. (a)(e)                                      2,677,454
                                                     38,000  General Mills, Inc.                                        1,831,600
                                                     20,400  Kellogg Co.                                                  941,052
                                                     13,780  TreeHouse Foods, Inc. (a)                                    370,406
                                                                                                                  ---------------
                                                                                                                        6,760,032

                    Health Care Equipment &         115,700  Baxter International, Inc.                                 4,612,959
                    Supplies - 1.7%                   9,100  Edwards Lifesciences Corp. (a)                               404,131
                                                      3,700  Fisher Scientific International (a)                          229,585
                                                    109,200  Medtronic, Inc.                                            5,855,304
                                                     10,900  PerkinElmer, Inc.                                            222,033
                                                                                                                  ---------------
                                                                                                                       11,324,012

                    Health Care Providers &          25,200  Aetna, Inc. New Shares                                     2,170,728
                    Services - 3.0%                  21,332  Cardinal Health, Inc.                                      1,353,302
                                                     22,000  Caremark Rx, Inc. (a)                                      1,098,460
                                                     15,200  Cigna Corp.                                                1,791,472
                                                     18,600  HCA, Inc.                                                    891,312
                                                     82,000  Laboratory Corp. of America Holdings (a)                   3,994,220
                                                     15,000  Quest Diagnostics                                            758,100
                                                     64,000  UnitedHealth Group, Inc.                                   3,596,800
                                                     62,400  WellPoint, Inc. (a)                                        4,731,168
                                                                                                                  ---------------
                                                                                                                       20,385,562

                    Hotels, Restaurants &             9,500  Carnival Corp.                                               474,810
                    Leisure - 0.7%                   21,600  Hilton Hotels Corp.                                          482,112
                                                      9,000  Marriott International, Inc. Class A                         567,000
                                                     41,300  McDonald's Corp.                                           1,383,137
                                                     11,400  Royal Caribbean Cruises Ltd.                                 492,480
                                                      9,000  Starwood Hotels & Resorts Worldwide, Inc.                    514,530
                                                                                                                  ---------------
                                                                                                                        3,914,069

                    Household Products - 1.5%         7,000  Clorox Co.                                                   388,780
                                                     86,100  Colgate-Palmolive Co.                                      4,545,219
                                                     11,800  Kimberly-Clark Corp.                                         702,454
                                                     69,100  Procter & Gamble Co.                                       4,108,686
                                                                                                                  ---------------
                                                                                                                        9,745,139

                    IT Services - 0.3%              100,000  Electronic Data Systems Corp. (e)                          2,244,000

                    Industrial                      110,300  Tyco International Ltd.                                    3,071,855
                    Conglomerates - 0.5%

                    Insurance - 4.1%                179,600  ACE Ltd. (e)                                               8,453,772
                                                    161,200  Bristol West Holdings, Inc.                                2,941,900
                                                      9,600  Everest Re Group Ltd.                                        939,840
                                                      3,400  Hilb Rogal & Hobbs Co.                                       126,888
                                                     27,900  Montpelier Re Holdings Ltd. (e)                              693,315
                                                    504,700  PXRE Group Ltd. (e)                                        6,793,262
                                                    177,800  RenaissanceRe Holdings Ltd.                                7,775,194
                                                                                                                  ---------------
                                                                                                                       27,724,171

                    Internet & Catalog               11,000  IAC/InterActive Corp. (a)                                    278,850
                    Retail - 0.0%

                    Internet Software &               9,000  Expedia, Inc. (a)                                            178,290
                    Services - 0.0%

                    Leisure Equipment &               7,800  Eastman Kodak Co.                                            189,774
                    Products - 0.0%

                    Machinery - 1.0%                143,800  Dover Corp. (e)                                            5,865,602
                                                      4,800  Illinois Tool Works, Inc.                                    395,184
                                                                                                                  ---------------
                                                                                                                        6,260,786

                    Media - 1.2%                     22,600  Clear Channel Communications, Inc.                           743,314
                                                     51,200  Comcast Corp. Special Class A (a)                          1,473,536
                                                     13,900  EchoStar Communications Corp. Class A                        411,023
                                                     62,000  Liberty Media Corp. Class A (a)                              499,100
                                                      9,400  The McGraw-Hill Cos., Inc.                                   451,576
                                                    100,000  News Corp. Class B (e)                                     1,650,000
                                                      4,700  Omnicom Group                                                393,061
                                                    104,000  Time Warner, Inc.                                          1,883,440
                                                     13,200  Walt Disney Co.                                              318,516
                                                                                                                  ---------------
                                                                                                                        7,823,566

                    Metals & Mining - 0.2%           32,500  Alcoa, Inc.                                                  793,650
                                                      4,300  Freeport-McMoRan Copper & Gold, Inc. Class B                 208,937
                                                      2,400  Newmont Mining Corp.                                         113,208
                                                      7,000  Nucor Corp.                                                  412,930
                                                                                                                  ---------------
                                                                                                                        1,528,725

                    Multiline Retail - 0.3%           7,600  Federated Department Stores                                  508,212
                                                      6,600  JC Penney Co., Inc.                                          312,972
                                                      7,000  Nordstrom, Inc.                                              240,240
                                                     20,700  Target Corp.                                               1,074,951
                                                                                                                  ---------------
                                                                                                                        2,136,375

                    Oil, Gas & Consumable           120,000  Chevron Corp.                                              7,767,600
                    Fuels - 4.1%                     80,800  ConocoPhillips                                             5,648,728
                                                     84,000  Noble Energy, Inc.                                         3,939,600
                                                     89,300  Peabody Energy Corp.                                       7,532,455
                                                     15,600  Valero Energy Corp.                                        1,763,736
                                                                                                                  ---------------
                                                                                                                       26,652,119

                    Personal Products - 0.2%         28,000  The Gillette Co.                                           1,629,600

                    Pharmaceuticals - 2.1%           81,000  Abbott Laboratories                                        3,434,400
                                                     19,500  Bristol-Myers Squibb Co.                                     469,170
                                                     10,100  Forest Laboratories, Inc. (a)                                393,597
                                                     70,700  Johnson & Johnson                                          4,473,896
                                                      9,500  Merck & Co., Inc.                                            258,495
                                                     73,000  Pfizer, Inc.                                               1,822,810
                                                     61,100  Schering-Plough Corp.                                      1,286,155
                                                     30,000  Wyeth                                                      1,388,100
                                                                                                                  ---------------
                                                                                                                       13,526,623

                    Real Estate - 6.1%                1,500  AMB Property Corp.                                            67,350
                                                    533,300  American Home Mortgage Investment Corp. (e)               16,158,990
                                                    551,000  Friedman Billings Ramsey Group, Inc. Class A (e)           5,614,690
                                                     28,400  Host Marriott Corp.                                          479,960
                                                    447,000  New Century Financial Corp.                               16,212,690
                                                     10,300  Novastar Financial, Inc.                                     339,797
                                                     30,000  Saxon Capital Inc.                                           355,500
                                                     26,300  The St. Joe Co.                                            1,642,435
                                                                                                                  ---------------
                                                                                                                       40,871,412

                    Road & Rail - 0.0%               16,200  Werner Enterprises, Inc.                                     280,098

                    Semiconductors &                 23,000  Applied Materials, Inc.                                      390,080
                    Semiconductor                    16,000  Intel Corp.                                                  394,400
                    Equipment - 0.2%                                                                              ---------------
                                                                                                                          784,480

                    Software - 2.9%                 219,200  Amdocs Ltd. (a)                                            6,078,416
                                                     60,000  BMC Software, Inc. (a)                                     1,266,000
                                                    135,000  Check Point Software Technologies (a)                      3,283,200
                                                     11,000  Factset Research Systems, Inc.                               387,640
                                                    210,000  NetIQ Corp. (a)                                            2,570,400
                                                    170,000  Novell, Inc. (a)                                           1,266,500
                                                    340,000  Oracle Corp. (a)                                           4,212,600
                                                                                                                  ---------------
                                                                                                                       19,064,756

                    Specialty Retail - 1.1%           9,200  Autozone, Inc. (a)                                           765,900
                                                      7,000  Bed Bath & Beyond, Inc. (a)                                  281,260
                                                    118,900  The Gap, Inc.                                              2,072,427
                                                     78,200  Home Depot, Inc.                                           2,982,548
                                                     18,600  Lowe's Cos., Inc.                                          1,197,840
                                                     27,800  Staples, Inc.                                                592,696
                                                                                                                  ---------------
                                                                                                                        7,892,671

                    Textiles, Apparel & Luxury       19,618  Carter's, Inc. (a)                                         1,114,302
                    Goods - 0.7%                     17,500  Jones Apparel Group, Inc.                                    498,750
                                                     52,000  Liz Claiborne, Inc.                                        2,044,640
                                                      8,100  Nike, Inc. Class B                                           661,608
                                                      9,500  Timberland Co. Class A (a)                                   320,910
                                                                                                                  ---------------
                                                                                                                        4,640,210

                    Thrifts & Mortgage              212,700  Accredited Home Lenders Holding Co. (a)(e)                 7,478,532
                    Finance - 2.3%                  353,500  Fremont General Corp.                                      7,716,905
                                                                                                                  ---------------
                                                                                                                       15,195,437

                    Tobacco - 0.3%                   30,300  Altria Group, Inc.                                         2,233,413

                                                             Total Common Stocks in the United States                 326,622,410

                                                             Total Common Stocks in North America - 53.4%             353,276,981



Pacific Basin/Asia


Australia - 0.0%    Commercial Banks - 0.0%           4,100  National Australia Bank Ltd.                                 103,478

                                                             Total Common Stocks in Australia                             103,478


Hong Kong - 1.9%    Commercial Services &         1,040,000  FU JI Food and Catering Services Holdings Ltd.             1,179,723
                    Supplies - 0.2%

                    Distributors - 0.2%             464,000  Li & Fung Ltd.                                             1,073,610

                    Diversified                     240,000  China Mobile Hong Kong Ltd.                                1,175,599
                    Telecommunication               680,000  China Netcom Group Corp. Hong Kong Ltd.                    1,170,185
                    Services - 0.3%                                                                               ---------------
                                                                                                                        2,345,784

                    Food Products - 0.3%          2,800,000  Chaoda Modern Agriculture (Holdings) Ltd.                  1,064,742
                                                 15,870,000  China Force Oil and Grains Industrial
                                                             Holdings Co. Ltd.                                            920,563
                                                                                                                  ---------------
                                                                                                                        1,985,305

                    Industrial                      320,000  Hutchison Whampoa Ltd.                                     3,310,238
                    Conglomerates - 0.5%

                    Real Estate - 0.2%            1,776,000  China Resources Land Ltd.                                    520,821
                                                    542,600  Hopson Development Holdings Ltd.                             657,464
                                                    503,300  Shanghai Forte Land Co. Ltd.                                 178,412
                                                                                                                  ---------------
                                                                                                                        1,356,697

                    Water Utilities - 0.2%        3,500,000  Guandong Investments, Ltd.                                 1,229,416

                                                             Total Common Stocks in Hong Kong                          12,480,773


India - 1.1%        Chemicals - 0.5%                180,000  Reliance Industries Ltd.                                   3,248,721

                    Commercial Banks - 0.4%          31,600  HDFC Bank Ltd.                                               494,179
                                                    169,300  ICICI Bank Ltd.                                            2,311,822
                                                                                                                  ---------------
                                                                                                                        2,806,001

                    Oil, Gas & Consumable            50,000  Oil & Natural Gas Corp. Ltd.                               1,206,528
                    Fuels - 0.2%

                                                             Total Common Stocks in India                               7,261,250


Indonesia - 0.5%    Commercial Banks - 0.3%       4,807,500  Bank Central Asia Tbk PT                                   1,611,844
                                                  1,684,600  Bank Mandiri Persero Tbk PT                                  237,383
                                                                                                                  ---------------
                                                                                                                        1,849,227

                    Diversified                   2,200,000  Indosat Tbk PT                                             1,133,139
                    Telecommunication
                    Services - 0.2%

                                                             Total Common Stocks in Indonesia                           2,982,366


Japan - 6.4%        Auto Components - 0.7%          132,000  Toyota Industries Corp.                                    4,390,683

                    Building Products - 0.7%        170,000  Daikin Industries Ltd.                                     4,559,732

                    Capital Markets - 0.3%           79,000  Daiichi Commodities Co. Ltd.                                 481,639
                                                     84,000  Daikoh Holdings, Inc.                                        355,003
                                                     10,000  Nomura Holdings, Inc.                                        155,373
                                                     87,800  Toyo Securities Co., Ltd.                                    391,203
                                                                                                                  ---------------
                                                                                                                        1,383,218

                    Construction &                  470,000  JGC Corp.                                                  8,604,641
                    Engineering - 1.3%

                    Consumer Finance - 0.3%           6,500  Aeon Credit Service Co., Ltd.                                473,134
                                                     31,300  Credit Saison Co., Ltd.                                    1,375,278
                                                                                                                  ---------------
                                                                                                                        1,848,412

                    Distributors - 0.0%              38,000  ACE Koeki Co. Ltd.                                           215,246

                    Electronic Equipment &          200,000  Nippon Electric Glass Co.                                  3,608,611
                    Instruments - 0.5%

                    Health Care Equipment &          15,000  Terumo Corp.                                                 483,060
                    Supplies - 0.1%

                    Household Durables - 0.1%        18,800  Fuso Lexel, Inc.                                             168,195
                                                     56,000  Matsushita Electric Industrial Co., Ltd.                     950,132
                                                                                                                  ---------------
                                                                                                                        1,118,327

                    Leisure Equipment &              13,100  Fuji Photo Film Co., Ltd.                                    432,275
                    Products - 0.1%

                    Machinery - 0.6%                340,000  Kubota Corp.                                               2,357,861
                                                    180,000  Tadano Ltd.                                                1,408,682
                                                                                                                  ---------------
                                                                                                                        3,766,543

                    Pharmaceuticals - 0.6%           24,100  Astellas Pharma Inc.                                         907,949
                                                      9,200  Eisai Co., Ltd.                                              393,683
                                                     21,200  Santen Pharmaceutical Co., Ltd.                              548,985
                                                     34,500  Takeda Pharmaceutical Co., Ltd.                            2,057,702
                                                                                                                  ---------------
                                                                                                                        3,908,319

                    Trading Companies &             250,000  Mitsubishi Corp.                                           4,940,886
                    Distributors - 1.1%             235,000  Mitsui & Co., Ltd.                                         2,946,312
                                                                                                                  ---------------
                                                                                                                        7,887,198

                                                             Total Common Stocks in Japan                              42,206,265


New Zealand - 0.2%  Diversified                     250,000  Telecom Corp. of New Zealand Ltd.                          1,043,566
                    Telecommunication
                    Services - 0.2%

                                                             Total Common Stocks in New Zealand                         1,043,566


Singapore - 0.5%    Industrial                      450,000  Keppel Corp. Ltd.                                          3,382,658
                    Conglomerates - 0.5%
                                                             Total Common Stocks in Singapore                           3,382,658


South               Automobiles - 0.6%               48,000  Hyundai Motor Co.                                          3,756,121
Korea - 12.8%
                    Chemicals - 0.2%                 60,300  SODIFF Advanced Materials Co. Ltd.                         1,088,469

                    Commercial Banks - 3.2%         509,300  Daegu Bank                                                 6,210,379
                                                    158,900  Hana Bank                                                  5,873,884
                                                    325,600  Industrial Bank of Korea                                   4,126,663
                                                    431,400  Pusan Bank                                                 4,701,287
                                                                                                                  ---------------
                                                                                                                       20,912,213

                    Communications                   88,600  KH Vatec Co., Ltd.                                         2,177,782
                    Equipment - 0.3%

                    Construction &                   33,000  GS Engineering & Construction Corp.                        1,318,099
                    Engineering - 0.4%               40,000  Hyundai Engineering & Construction Co., Ltd. (a)           1,267,403
                                                                                                                  ---------------
                                                                                                                        2,585,502

                    Containers & Packaging - 0.0%    27,600  TK Corp.                                                     321,978

                    Electronic Equipment &           23,814  Ace Digitech Co. Ltd. (a)                                    204,871
                    Instruments - 3.3%            1,339,775  Fine DNC Co., Ltd. (f)                                     9,352,054
                                                    315,300  Interflex Co., Ltd.                                        4,313,994
                                                    378,660  Power Logics Co., Ltd.                                     4,708,254
                                                      8,500  Samsung SDI Co., Ltd.                                        885,502
                                                    145,300  You Eal Electronics Co., Ltd.                              2,546,063
                                                                                                                  ---------------
                                                                                                                       22,010,738

                    Insurance - 3.4%                334,600  Dongbu Insurance Co. Ltd.                                  4,867,201
                                                    804,290  Korean Reinsurance Co.                                     7,413,523
                                                    293,100  Oriental Fire & Marine Insurance Co., Ltd.                10,384,436
                                                                                                                  ---------------
                                                                                                                       22,665,160

                    Oil, Gas & Consumable            23,000  SK Corp.                                                   1,336,054
                    Fuels - 0.2%

                    Semiconductors &                280,500  Hynix Semiconductor Inc. (a)                               6,194,431
                    Semiconductor                   179,863  Osung LST Co. Ltd.                                           692,511
                    Equipment - 1.2%                  1,700  Samsung Electronics Co., Ltd.                                959,770
                                                                                                                  ---------------
                                                                                                                        7,846,712

                                                             Total Common Stocks in South Korea                        84,700,729


Taiwan - 0.9%       Electronic Equipment &          430,478  HON HAI Precision Industry                                 2,004,152
                    Instruments - 0.3%

                    Leisure Equipment &           1,270,000  Giant Manufacturing Co., Ltd.                              2,135,451
                    Products - 0.3%

                    Machinery - 0.1%                870,035  Ichia Technologies, Inc.                                     766,857

                    Specialty Retail - 0.2%       1,127,000  Feng TAY Enterprise Co. Ltd.                               1,193,716

                                                             Total Common Stocks in Taiwan                              6,100,176


Thailand - 0.2%     Wireless Telecommunication      400,000  Total Access Communication Public Co. Ltd. (a)             1,288,000
                    Services - 0.2%

                                                             Total Common Stocks in Thailand                            1,288,000

                                                             Total Common Stocks in the Pacific Basin/Asia - 24.5%    161,549,261

                                                             Total Investments in Common Stocks
                                                             (Cost - $524,063,944) - 98.9%                            653,979,740


                                                Beneficial
                                                   Interest  Short-Term Securities
                                             $    7,789,485  Merrill Lynch Liquidity Series, LLC Cash
                                                             Sweep Series I (c)                                         7,789,485
                                                 53,411,400  Merrill Lynch Liquidity Series, LLC Money
                                                             Market Series (c)(d)                                      53,411,400

                                                             Total Short-Term Securities
                                                             (Cost - $61,200,885) - 9.3%                               61,200,885

                    Total Investments (Cost - $585,264,829*) - 108.2%                                                 715,180,625
                    Liabilities in Excess of Other Assets - (8.2%)                                                   (53,906,379)
                                                                                                                  ---------------
                    Net Assets - 100.0%                                                                           $   661,274,246
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     588,867,583
                                                  =================
    Gross unrealized appreciation                 $     149,619,335
    Gross unrealized depreciation                      (23,306,293)
                                                  -----------------
    Net unrealized appreciation                   $     126,313,042
                                                  =================

(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I               $  (3,618,833)       $  234,718
    Merrill Lynch Liquidity Series,
       LLC Money Market Series               $  (9,960,674)       $  102,073


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                        Net Share     Purchase              Realized   Dividend
    Affiliate            Activity       Cost    Sales Cost    Loss      Income

    Fine DNC Co., Ltd.    417,575*     $981,631   $884,337  $(433,351)     +

    * Received 239,838 shares as a result of a corporate action.

    + Non-income producing security.


    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Value Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Value Fund, Inc.


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Value Fund, Inc.


Date: November 17, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Value Fund, Inc.


Date: November 17, 2005